Note 6 - Short-term Borrowings (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Interest Expense, Short-term Borrowings, Total	$ 10	$ 64	$ 38	$ 176	$ 240	$ 90